TRADE AND OTHER ACCOUNTS PAYABLES - Schedule of composition of current trade and other accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Boarding Fees	$ 249,291	$ 208,783
Maintenance	167,466	100,823
Airport charges and overflight	138,901	89,966
Handling and ground handling	133,114	130,482
Suppliers technical purchases	126,302	123,743
Leases, maintenance and IT services	100,842	83,751
Other personnel expenses	96,351	116,244
Aircraft Fuel	94,878	44,153
Professional services and advisory	63,756	134,191
Services on board	58,365	42,545
Marketing	51,035	37,928
Air companies	26,371	8,182
Crew	25,936	11,511
Agencies sales commissions	16,899	9,852
Aircraft Insurance	12,256	7,241
Others	46,438	122,195
Total	$ 1,408,201	$ 1,271,590